SUPPLEMENTAL CASH FLOW INFORMATION - Non-cash Working Capital (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash Flow Statement [Abstract]
Accounts receivable	$ (1,053)	$ (684)	$ 546
Inventory	(629)	(494)	453
Prepayments and other	(192)	9	53
Accounts payable and other	(389)	27	284
Changes in non-cash working capital, net	$ (2,263)	$ (1,142)	$ 1,336